SUBSEQUENT EVENTS - Bridge Notes and Related Party Bridge Notes (Details) - USD ($)	Mar. 19, 2021	Mar. 15, 2021	Oct. 01, 2020
Bridge Notes and Related Party Bridge Notes
Subsequent Event [Line Items]
Interest rate			24.00%
Subsequent event
Subsequent Event [Line Items]
Interest rate		15.00%
Subsequent event | Bridge Notes and Related Party Bridge Notes
Subsequent Event [Line Items]
Interest rate		30.00%
Maturity date based on gross proceeds of Qualified IPO		$ 18,000,000
Percentage of outstanding unpaid principal plus any amount of outstanding unpaid interest that the holders may elect to convert	50.00%
Discount to issue price (as a percent)	30.00%
Outstanding principal and accrued interest that the holders have elected to convert	$ 3,800,000